Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure of supplier finance arrangements	The following table summarizes the carrying amount of liabilities that are part of supplier finance arrangements at December 31, 2025 and 2024:

(€ million)	At December 31, 2025	At December 31, 2024
Presented within trade payables	1,066	873
Of which suppliers have received payment	964	817
The following table summarizes the range of payment due dates at December 31, 2025 and 2024:

(days)	At December 31, 2025	At December 31, 2024
Liabilities that are part of the arrangement	30-90	45-90
Comparable trade payables that are not part of an arrangement(1)	30-60	30-60
(1) Except for Enlarged Europe, Middle East and Africa which has 60-90 days payment terms